Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 9: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance at December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance as of December 31, 2020	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	504	—	504
Actuarial gain/(loss), net of tax	—	(286)	(286)
Balance as of December 31, 2021	$24,311	(1,278)	23,033
For years ended December 31, 2021 , 2020 and 2019, we did not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.